Schedule of Fair Value of Assets and Liabilities (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term Debt [Line Items]
Long-term Debt, Gross	$ 77,780	$ 54,260
Promissory Note [Member]
Short-term Debt [Line Items]
Long-term Debt, Gross	6,000
Long-term Debt, Fair Value	$ 5,956